Debt (Nova Scotia Credit Agreement) (Narrative) (Details) - The Bank of Nova Scotia [Member]	12 Months Ended
Dec. 31, 2018
Nova Scotia Credit Agreement [Member]
Debt Instrument [Line Items]
Credit agreement - base rate	Advances under this agreement would bear interest, at AT&T's option, either: • at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Three Year Term Loan [Member]
Debt Instrument [Line Items]
Credit agreement - base rate	Advances under this agreement would bear interest, at AT&T's option, either: • at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Four Year Term Loan [Member]
Debt Instrument [Line Items]
Credit agreement - base rate	Advances under this agreement would bear interest, at AT&T's option, either: • at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).
Five Year Term Loan [Member]
Debt Instrument [Line Items]
Credit agreement - base rate	Advances under this agreement would bear interest, at AT&T's option, either: • at a variable annual rate equal to (1) the highest of: (a) the base rate of Scotiabank, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin (as set forth in the Nova Scotia Credit Agreement); or • at a rate equal to: (i) LIBOR for a period of three or six months, as applicable, plus (ii) an applicable margin (as set forth in the Nova Scotia Credit Agreement).